Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $23,090,704)	1,667,287	$48,034,538

AFFILIATED FIXED INCOME FUNDS — 40.2%
Penn Series Quality Bond Fund* (Cost $26,779,024)	1,884,222	32,352,106

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $58,385)	58,385	58,385
TOTAL INVESTMENTS — 100.1% (Cost $49,928,113)		$80,445,029
Other Assets & Liabilities — (0.1)%		(55,214)
TOTAL NET ASSETS — 100.0%		$80,389,815

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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